11. Subsequent Events (Details Narrative) - USD ($)												1 Months Ended					9 Months Ended		12 Months Ended
	Nov. 07, 2017	Nov. 01, 2017	Sep. 13, 2017	Sep. 09, 2017	Apr. 06, 2017	Apr. 05, 2017	Mar. 14, 2017	Feb. 10, 2017	Feb. 08, 2017	Feb. 07, 2017	Jul. 14, 2013	Oct. 26, 2017	Mar. 20, 2017	Feb. 13, 2017	Jan. 17, 2017	Oct. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 03, 2017	Oct. 31, 2017	Oct. 25, 2017	Oct. 11, 2017	Mar. 22, 2017	Apr. 30, 2016	Mar. 31, 2016	Feb. 28, 2016	Feb. 16, 2016	Jan. 31, 2016	Apr. 30, 2014
Common stock shares issued																	146,016,834		111,438,236	66,600,367
Beneficial ownership percentage																															95.00%
Proceeds from common stock											$ 400,000							$ 555,500	$ 671,500	$ 1,190,020
Convertible promissory note																	$ 798,603		$ 641,129	$ 365,350
Original issue discount rate																18.00%											18.00%
Common stock par value																	$ 0.001		$ 0.001	$ 0.001
Warrant exercise price																										$ 0.30	$ 0.40	$ 0.22		$ 0.18
Maturity date																Mar. 31, 2016
Restricted Stock [Member]
Common stock shares issued																													1,250,000
Subsequent Event [Member]
Common stock shares issued					600,000								750,000		800,000									377,097
Common stock share reverse							$ 1,000,000
Common stock shares issued upon conversion					12								15		16
Common stock price per share													$ 0.001
Amendment effective date													Mar. 22, 2017
Increase number of authorized shares								350,000,000
Amended and restated Certificate of designation description								As per an amended and restated Certificate of Designation filed with the state of Nevada on October 31, 2016, the holders of Series B Preferred shares are entitled to sixty-six and two-thirds percent (66 2/3%) of the total votes on all such matters that shareholders are allowed to vote on.
Shares issued		959,914
Subsequent Event [Member] | First warrant [Member]
Warrant exercise price												$ 0.05
Warrant maturity term												3 years
Subsequent Event [Member] | Lucas Hoppel [Member]
Common stock shares issued																					750,000	750,000	500,000
Partial converted debt amount																					$ 37,500	$ 37,500	$ 25,000
Convertible debt																					$ 165,000	$ 165,000	$ 165,000
Subsequent Event [Member] | Black Mountain Equities, Inc. [Member]
Secured promissory note		$ 45,000
Interest rate		5.00%
Maturity date		Jun. 30, 2017
Extended maturity date		Nov. 30, 2017
Principal and interest amount		$ 47,452
Shares issued		949,034
Additional shares issued		10,880
Subsequent Event [Member] | Barron and Associates, LLC [Member]
Warrants received	1,000,000
Warrant exercise price	$ 0.05											$ 0.05
Warrant maturity term	3 years											3 years
Description of additional commission												In addition, for the first 18 months of the Independent Agent Agreement, Barron will receive a commission of 10% of the net revenues from opportunities and customers introduced to and registered with the company. At any time after that, Barron will be entitled to a commission of 5% of net revenues.
Subsequent Event [Member] | Barron and Associates, LLC [Member] | Block Warrants [Member]
Warrants received												1,000,000
Subsequent Event [Member] | Jatropha, Inc [Member]
Warrant amount payable from revenue												$ 250,000
Subsequent Event [Member] | Minimum [Member]
Increase number of authorized shares													140,000,000												140,000,000
Subsequent Event [Member] | Maximum [Member]
Increase number of authorized shares													350,000,000												350,000,000
Subsequent Event [Member] | Tangiers Global, LLC [Member]
Shares issued of common stock upon conversion									34,076
Interest on convertible debt									$ 54,650
Subsequent Event [Member] | Restricted Stock [Member]
Warrants to purchase common shares												1,000,000
Subsequent Event [Member] | Restricted Stock [Member] | Postremous Partners, LLC [Member]
Common stock shares issued																					302,506
Common stock par value																					$ 0.08
Outstanding invoice amount																					$ 24,200
Subsequent Event [Member] | Restricted Stock [Member] | Bellridge Capital LP [Member]
Common stock shares issued							200,000
Subsequent Event [Member] | April Convertible Note [Member] | Restricted Stock [Member]
Common stock shares issued						300,000
Proceeds from common stock						$ 150,000
Original issue discount in lieu of interest			$ 165,000			$ 10,000
Common stock price per share						$ 0.10
Penalty accrue						$ 100
Subsequent Event [Member] | February 2017 Convertible Note [Member]
Common stock price per share										$ 0.08				$ 0.08
Penalty accrue										$ 100
Convertible promissory note							$ 78,750
Convertible promissory note maturity date							Mar. 14, 2018
Conversion price per share							$ 0.06
Convertible promissory note description							Note may be prepaid in whole or in part at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Note is convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice
Reverse stock split							1:15 reverse stock split
Subsequent Event [Member] | February 2017 Convertible Note [Member] | Restricted Stock [Member]
Common stock shares issued										200,000				150,000
Proceeds from common stock										$ 100,000				$ 100,000
Original issue discount in lieu of interest			$ 110,000	$ 110,000						$ 10,000				$ 10,000